Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Capital loss carryover	$ 105,200	$ 0
Compensation expense - other	8,766	7,838
Compensation expense - restricted stocks	78,388	86,226
Deferred tax assets	192,354	94,064
Less: valuation allowance	(192,354)	(94,064)
Deferred Tax Assets, Net of Valuation Allowance	$ 0	$ 0